Earnings per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earning Per Share [Line Items]
Net income from continuing operations attributable to Bladex stockholders for both basic and diluted EPS	$ 106,940		$ 84,757		$ 93,713
Net loss from discontinued operations	0	[1]	(4)	[1]	(681)	[1]
Net income attributable to Bladex stockholders for both basic and diluted EPS	$ 106,940	[1]	$ 84,753	[1]	$ 93,032	[1]
Basic earnings per share from continuing operations (in dollars per share)	$ 2.76		$ 2.21		$ 2.48
Diluted earnings per share from continuing operations (in dollars per share)	$ 2.75		$ 2.20		$ 2.47
Basic loss per share from discontinued operations (in dollars per share)	$ 0		$ 0.00		$ (0.02)
Diluted loss per share from discontinued operations (in dollars per share)	$ 0		$ 0.00		$ (0.02)
Basic earnings per share (in dollars per share)	$ 2.76		$ 2.21		$ 2.46
Diluted earnings per share (in dollars per share)	$ 2.75		$ 2.20		$ 2.45
Weighted average common shares outstanding - applicable to basic (in shares)	38,693		38,406		37,824
Weighted average common shares outstanding - applicable to basic (in shares)	38,693		38,406		37,824
Effect of dilutive securities:
Stock options and restricted stock units plans	146		127		114
Adjusted weighted average common shares outstanding applicable to diluted EPS (in shares)	38,839		38,533		37,938

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.